Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefits
Schedule of reconciliations of defined benefit obligation at present value and plan asset at fair value

Reconciliations of defined benefit obligation at present value and plan asset at fair value are as follows:

	December 31,	December 31,
	2019	2020
	(in thousands)

Present value of the defined benefit obligations	$3,142	3,562
Fair value of plan assets	(3,730)	(3,952)
	$(588)	(390)
Net defined benefit liabilities	50	47
Prepaid pension costs	(638)	(437)
	$(588)	(390)

Schedule of movements in present value of the defined benefit obligations

(ii)  Movements in present value of the defined benefit obligations

	Year ended December 31,
	2019	2020
	(in thousands)
Balance at beginning of year	$3,184	3,142
Service costs	26	6
Interest expense	121	27
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	2	91
-Experience adjustment	(149)	56
-Change in financial assumptions	53	196
Refund of overfunding	(18)	-
Effect of changes in exchange rates	(77)	44
Balance at end of year	$3,142	3,562

Schedule of movements in the fair value of plan assets

(iii)  Movements in the fair value of plan assets

	Year ended December 31,
	2019	2020
	(in thousands)
Balance at beginning of year	$3,565	3,730
Interest income	140	31
Remeasurements gain (loss):
-Return on plan assets excluding interest income	120	129
Contributions paid by the employer	56	15
Refund of overfunding	(70)	-
Effect of changes in exchange rate	(81)	47
Balance at end of year	$3,730	3,952

Schedule of expenses recognized in profit or loss

(iv)  Expenses recognized in profit or loss

	Year ended December 31,
	2018	2019	2020
	(in thousands)

Current service costs	$20	26	6
Interest expense (income)	19	(19)	(4)
	$39	7	2
Cost of revenues	$14	6	6
Research and development	18	1	(5)
General and administrative	4	-	1
Sales and marketing	3	-	-
	$39	7	2

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2018	2019	2020
	(in thousands)

Current service costs	$20	26	6
Interest expense (income)	19	(19)	(4)
	$39	7	2
Cost of revenues	$14	6	6
Research and development	18	1	(5)
General and administrative	4	-	1
Sales and marketing	3	-	-
	$39	7	2

(v)  Remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2019	2020
	(in thousands)

Balance at beginning of year	$129	(60)
Recognized during the period	(189)	176
Balance at end of year	$(60)	116

Schedule of principal actuarial assumptions	The principal actuarial assumptions were as follows:

	December 31,	December 31,
	2019	2020
Discount rate	0.87%-0.88%	0.42%
Rate of increase in compensation levels	3.00%	3.00%

Schedule of sensitivity analysis

Reasonably possible changes at December 31, 2019 and 2020 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2019		December 31, 2020
	+ 0.5%	- 0.5%	+ 0.5%	‑0.5%
	(in thousands)
Discount rate	(272)	302	(306)	339
Rate of increase in compensation levels	294	(268)	328	(300)